Accumulated other comprehensive income (Details Narrative) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Equity [Abstract]
Realized Investment Gains (Losses)	€ 400
Marketable Security, Unrealized Gain (Loss)	€ 96